TAXES, CHARGES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TAXES, CHARGES AND CONTRIBUTIONS
ICMS	R$ 1,094,769	R$ 1,149,137
PIS and COFINS	512,714	419,589
Fust and Funttel	89,794	93,869
ISS, CIDE and other taxes	139,933	113,689
Total	1,837,210	1,776,284
Current	1,797,965	1,726,836
Noncurrent	R$ 39,245	R$ 49,448